INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of loss before benefit from income taxes	The components of Loss before benefit from income taxes for 2020, 2019 and 2018 consist of:

(in millions)	2020	2019	2018
Domestic	$(410)	$(2,396)	$(1,475)
Foreign	(524)	559	(2,679)
	$(934)	$(1,837)	$(4,154)

Components of benefit from income taxes
The components of Benefit from income taxes for 2020, 2019 and 2018 consist of:

(in millions)	2020	2019	2018
Current:
Domestic	$(8)	$(12)	$—
Foreign	(216)	(116)	(327)
	(224)	(128)	(327)
Deferred:
Domestic	9	(5)	17
Foreign	590	187	320
	599	182	337
	$375	$54	$10

Reconciliation of benefit from income taxes from the expected amount calculated by applying the Canadian statutory rate to loss before benefit of income taxes
The Benefit from income taxes differs from the expected amount calculated by applying the Company’s Canadian statutory rate of 26.9% to Loss before benefit from income taxes for 2020, 2019 and 2018 as follows:

(in millions)	2020	2019	2018
Loss before benefit from income taxes	$(934)	$(1,837)	$(4,154)
Benefit from income taxes
Expected benefit from income taxes at Canadian statutory rate	$251	$494	$1,117
Non-deductible amount of share-based compensation	(9)	(7)	(10)
Adjustments to tax attributes	26	(99)	(4)
Change in valuation allowance related to foreign tax credits and NOLs	62	21	(3)
Change in valuation allowance on Canadian deferred tax assets and tax rate changes	687	(142)	(875)
Change in uncertain tax positions	(163)	(350)	(47)
Foreign tax rate differences	(128)	186	(3)
Non-deductible portion of Goodwill impairments	—	—	(488)
Tax benefit on intra-entity transfers	(338)	—	356
Other	(13)	(49)	(33)
	$375	$54	$10

Schedule of tax effect of major items recorded as deferred tax assets and liabilities and valuation allowance
Deferred tax assets and liabilities as of December 31, 2020 and 2019 consist of:

(in millions)	2020	2019
Deferred tax assets:
Tax loss carryforwards	$2,924	$2,911
Provisions	1,004	641
Research and development tax credits	172	155
Scientific Research and Experimental Development pool	55	52
Tax credit carryforwards	20	25
Deferred revenue	9	5
Unrealized FX on U.S. dollar debt and other financing cost	—	94
Prepaid expenses	27	41
Share-based compensation	16	19
Other	24	23
Total deferred tax assets	4,251	3,966
Less valuation allowance	(2,252)	(2,831)
Net deferred tax assets	1,999	1,135
Deferred tax liabilities:
Intangible assets	228	53
Plant, equipment and technology	89	56
Outside basis differences	71	41
Unrealized FX on U.S. dollar debt and other financing cost	2	—
Total deferred tax liabilities	390	150
Net deferred tax asset	$1,609	$985
The following table presents a reconciliation of the deferred tax asset valuation allowance for 2020, 2019 and 2018:

(in millions)	2020	2019	2018
Balance, beginning of year	$2,831	$2,913	$2,001
Charged to Benefit from income taxes	(773)	13	870
Charged to other accounts	194	(95)	42
Balance, end of year	$2,252	$2,831	$2,913

Summary of open tax years by jurisdiction

Jurisdiction:	Open Years
United States - Federal	2015 - 2019
Canada	2005 - 2019
Germany	2014 - 2019
France	2013 - 2019
China	2016 - 2019
Ireland	2016 - 2019
Netherlands	2016 - 2019
Australia	2011 - 2019

Reconciliation of the beginning and ending amounts of unrecognized tax benefits
The following table presents a reconciliation of the unrecognized tax benefits for 2020, 2019 and 2018:

(in millions)	2020	2019	2018
Balance, beginning of year	$1,002	$654	$598
Additions based on tax positions related to the current year	66	361	18
Additions for tax positions of prior years	171	63	55
Reductions for tax positions of prior years	(209)	(58)	(11)
Lapse of statute of limitations	(5)	(18)	(6)
Balance, end of year	$1,025	$1,002	$654